Stock Options and Warrants - Stock Options and Warrants (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015	May. 31, 2014	May. 31, 2013
Stock option and warrant activity
Options and warrants outstanding, Number of Shares	31,008,915	30,806,361	18,146,838
Granted, Number of Shares	14,074,092	9,262,038	18,414,244
Exercised, Number of Shares		(2,038,974)	(50,000)
Forfeited /expired/ cancelled, Number of Shares	(465,000)	(7,020,510)	(5,704,721)
Options and warrants outstanding, Number of Shares	44,618,007	31,008,915	30,806,361	18,146,838
Outstanding exercisable - Number of Shares	41,406,237	29,898,494
Options and warrants outstanding, Weighted Average Exercise Price	$ 0.88	$ 1.13	$ 1.65
Granted, Weighted Average Exercise Price	0.78	0.93	0.74
Exercised, Weighted Average Exercise Price		0.55
Forfeited/expired/cancelled, Weighted Average Exercise Price		1.76	1.49
Options and warrants outstanding, Weighted Average Exercise Price	0.84	0.88	$ 1.13	$ 1.65
Outstanding exercisable, Weighted Average Exercise Price	$ 0.84	$ 0.89
Options and warrants outstanding, Weighted Average Remaining Contractual Life	3 years 4 months 21 days	2 years 11 months 9 days	3 years 3 months 15 days	1 year 10 months 10 days
Outstanding exercisable, Weighted Average Remaining Contractual Life	3 years 1 month 17 days	2 years 10 months 28 days
Options and warrants outstanding , Aggregate Intrinsic Value	$ 4,043,336	$ 5,538,335	$ 177,042	$ 140,321
Exercisable , Aggregate Intrinsic Value	$ 3,959,503	$ 5,334,919